Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment and Depreciation Expense
Property and equipment consisted of the following at December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
Equipment	$36,278	$32,978
Furniture and fixtures	17,141	17,247
Leasehold improvements	183,542	162,853
Automobiles	19	19
Computer equipment and software	95,362	77,390
Construction-in-progress	3,793	9,594

	336,135	300,081
Accumulated depreciation and amortization	(196,405)	(162,907)

Property and equipment, net	$139,730	$137,174

The following table presents the amount of depreciation expense recorded in rent, clinic supplies, contract labor and other and selling, general and administrative expenses in the Company’s consolidated statements of operations for the periods indicated below (in thousands):

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Rent, clinic supplies, contract labor and other	$26,664	$25,409	$25,007
Selling, general and administrative expenses	10,873	14,101	15,112

Total depreciation expense	$37,537	$39,510	$40,119